RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

24.RELATED PARTY TRANSACTIONS

The Company considers its directors and officers to be key management personnel. Transactions with key management personnel are set out as follows:

	For the Year Ended
	December 31, 2025	December 31, 2024
	$	$
Key management compensation
Wages and short-term benefits	1,793	2,189
Share-based payments	2,658	1,839
Board fees	868	897

In accordance with IAS 24 Related Party Disclosures, key management personnel have authority and responsibility for planning, directing, and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company.

Severance

The Company has commitments under certain employment agreements. Minimum commitments under these contracts are approximately $4,112 ($2,785 in 2024). These contracts require additional minimum payments of approximately $5,843 ($5,644 in 2024) to be made upon the occurrence of certain events, such as a change of control. As a triggering event has not taken place, the contingent payments have not been reflected in these consolidated financial statements.